Condensed Financial Information About Registrant (Tables) (Cheniere Energy Partners, LP _ Parent [Member])	12 Months Ended
Dec. 31, 2013
Cheniere Energy Partners, LP _ Parent [Member]
Condensed Financial Statements, Captions [Line Items]
Condensed Balance Sheet
CONDENSED BALANCE SHEET
(in thousands)

	December 31,
	2013	2012 (1)
ASSETS
Current assets
Cash and cash equivalents	$314,782	$392,945
Prepaid expenses and other	112	134
Total current assets	314,894	393,079

Investment in affiliates	1,328,613	1,489,565
Non-current receivable—affiliates	—	940
Other	—	874
Total assets	$1,643,507	$1,884,458

LIABILITIES AND STOCKHOLDERS' EQUITY
Current liabilities	$3,763	$4,480
Commitments and contingencies
Unitholders' equity	1,639,744	1,879,978
Total liabilities and unitholders' equity	$1,643,507	$1,884,458

(1) Retrospectively adjusted as discussed in Note 1—"Summary of Significant Accounting Policies" in our Notes to Condensed Financial Statements.

Condensed Statement of Operations and Comprehensive Loss
CONDENSED STATEMENT OF OPERATIONS AND COMPREHENSIVE LOSS
(in thousands)

	Year Ended December 31,
	2013	2012 (1)	2011 (1)
Operating costs and expenses	$14,417	$18,262	$13,104
Interest expense, net	—	12	—
Interest income	242	235	38
Equity loss of affiliates	(243,942)	(157,416)	(40,494)
Net loss	$(258,117)	$(175,431)	$(53,560)

Other comprehensive income (loss) attributable to affiliates	27,240	(27,240)	—
Comprehensive loss, net	$(230,877)	$(202,671)	$(53,560)

(1) Retrospectively adjusted as discussed in Note 1—"Summary of Significant Accounting Policies" in our Notes to Condensed Financial Statements.

Condensed Statement of Cash Flows
CONDENSED STATEMENT OF CASH FLOWS
(in thousands)

	Year Ended December 31,
	2013	2012 (1)	2011 (1)
Cash flows from operating activities	$(13,056)	$(17,508)	$(13,948)

Cash flows from investing activities
Investment in subsidiaries	(405,452)	(1,785,866)	(38,333)
Distributions received from affiliates, net	369,726	61,529	59,910
Purchase of Creole Trail Pipeline Business, net	(313,892)	—	—
Other	—	3	—
Net cash used in investing activities	(349,618)	(1,724,334)	21,577

Cash flows from financing activities:
Proceeds from sale of Class B units	—	1,887,342	—
Distributions to owners	(91,386)	(57,821)	(48,149)
Proceeds from sale of partnership common and general partner units, net	375,897	250,021	70,157
Deferred financing costs	—	(874)	—
Net cash provided by financing activities	284,511	2,078,668	22,008

Net increase in cash and cash equivalents	(78,163)	336,826	29,637
Cash and cash equivalents—beginning of year	392,945	56,119	26,482
Cash and cash equivalents—end of year	$314,782	$392,945	$56,119

(1) Retrospectively adjusted as discussed in Note 1—"Summary of Significant Accounting Policies" in our Notes to Condensed Financial Statements.

Supplemental Cash Flow Information and Disclosures of Non-cash Transactions
SUPPLEMENTAL CASH FLOW INFORMATION AND DISCLOSURES OF NON-CASH TRANSACTIONS

	Year Ended December 31,
	2013	2012	2011
	(in thousands)
Non-cash capital contributions (1)	$(243,942)	$(132,121)	$(17,953)
Non-cash capital contributions related to the Creole Trail Pipeline Business (1)	(18,150)	(25,295)	(22,541)

(1)	Amounts represent equity gains (losses) of affiliates not funded by Cheniere Partners.